Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Significant Accounting Policies [Line Items]
Schedule of assets and liabilities measured at fair value on a recurring basis

	Fair Value Measurement Using Significant Other
	Markets for Identical Assets (Level 1)
	As of December 31,
	2022	2023
	RMB	RMB	US$ (Note 2(d))
Long-term investments	899	1,865	263

	Fair Value Measurement Using Significant Other
	Observable Inputs (Level 2)
	As of December 31,
	2022	2023
	RMB	RMB	US$ (Note 2(d))
Short-term investments	659,336	771,530	108,668

	Fair Value Measurement Using
	Unobservable Inputs (Level 3)
	As of December 31,
	2022	2023
	RMB	RMB	US$ (Note 2(d))
Short-term investments	60,038	—	—
Contingent consideration for business combinations - short term	4,100	4,100	577

Schedule of roll forward of major Level 3 investments

	As of December 31,
	2022	2023
	RMB	RMB	US$ (Note 2(d))
Fair value of Level 3 investment at the beginning of the year	30,006	60,038	8,456
Addition	30,000	—	—
Decrease	—	(60,159)	(8,473)
Change in fair value of the investments	32	121	17
Fair value of Level 3 investment at the end of the year	60,038	—	—

Schedule of roll forward of contingent consideration for acquisitions

The roll forward of contingent consideration for acquisitions is as below:

		As of December 31,
	2022	2023
	RMB	RMB	US$ (Note 2(d))
Balance at the beginning of the year	7,153	4,100	577
Net change in fair value	(3,053)	—	—
Balance at the end of the year	4,100	4,100	577

Schedule of cash, cash equivalents and restricted cash

	As of December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$ (Note 2(d))
Cash and cash equivalents	349,077	153,835	378,989	53,379
Restricted cash	46,521	44,052	65,902	9,282
Total	395,598	197,887	444,891	62,661

Schedule of allowance for doubtful accounts

	For the Years Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$ (Note 2(d))
Balance at the beginning of year	91,422	94,433	80,547	11,345
Allowance for expected credit losses	13,216	844	350	49
Reversal	—	(2,374)	(5,539)	(780)
Write-offs	(10,205)	—	(2,752)	(388)
The effect of disposals of subsidiaries	—	(12,356)	—	—
Balance at the end of year	94,433	80,547	72,606	10,226

Schedule of estimated useful lives of property and equipment

Category	Estimated useful life
Computers and equipment	3 - 5 years
Buildings	16 - 20 years
Furniture and fixtures	3 - 5 years
Vehicles	3 - 5 years
Software	5 years
Leasehold improvements	Over the shorter of the lease term or the estimated useful life of the asset ranging from 1 - 9 years

The Affiliated Entities [Member]
Significant Accounting Policies [Line Items]
Schedule of financial statement amounts and assets, liabilities, results of operations and cash flows of the Affiliated Entities which are included in the consolidated financial statements

	As of December 31,
	2022	2023
	RMB	RMB	US$ (Note 2(d))
ASSETS
Current assets
Cash and cash equivalents	76,759	200,399	28,226
Restricted cash	1,840	31,566	4,446
Short-term investments	283,472	350,043	49,303
Accounts receivable, net	33,644	33,661	4,741
Intercompany receivables	450,135	459,609	64,735
Amounts due from related parties	957	9,500	1,338
Prepayments and other current assets	37,172	55,275	7,785
Total current assets	883,979	1,140,053	160,574

Non-current assets
Long-term investments	206,691	186,127	26,215
Property and equipment, net	32,169	17,533	2,469
Intangible assets, net	26,924	23,347	3,288
Operating lease right-of-use assets, net	27,952	12,383	1,744
Goodwill	68,125	—	—
Other non-current assets	85,970	51,786	7,294
Total non-current assets	447,831	291,176	41,010
Total assets	1,331,810	1,431,229	201,584

LIABILITIES
Current liabilities
Short-term borrowings	187,737	189,758	26,727
Accounts and notes payable	189,898	106,849	15,049
Intercompany payable	5,280,746	5,361,755	755,187
Salary and welfare payable	16,806	13,455	1,895
Taxes payable	1,604	1,669	235
Advances from customers	78,356	263,495	37,112
Operating lease liabilities, current	2,759	2,609	367
Amounts due to related parties	2,163	3,844	541
Accrued expenses and other current liabilities	320,522	301,487	42,464
Total current liabilities	6,080,591	6,244,921	879,577
Non-current liabilities
Operating lease liabilities, non-current	24,156	4,305	606
Deferred tax liabilities	6,074	5,441	766
Total non-current liabilities	30,230	9,746	1,372
Total liabilities	6,110,821	6,254,667	880,949

	For the Years Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$ (Note 2(d))
Net revenues - intra-Group (1)	21,117	105,600	5,337	752
Net revenues - third-party	228,472	158,920	344,965	48,587
Net loss attributable to Tuniu Corporation (2)	(42,858)	(38,026)	(44,507)	(6,269)
Net cash (used in)/provided by operating activities	(190,429)	(77,733)	334,174	47,067
Net cash provided by/(used in) investing activities	411,467	81,081	(67,183)	(9,463)
Net cash used in financing activities	(276,001)	(34,589)	(113,626)	(16,004)

Additional disclosures relating to operating results of the Affiliated Entities:

(1)	Net revenues - intra - Group reflect amounts charged to other entities within the Group for royalty fee for the usage of software owned by VIE in the amount of RMB21,117, RMB27,600 and RMB5,337, for the years ended December 31, 2021, 2022 and 2023, respectively. Net revenues for the year ended December 31, 2022 also included revenue for sales of intangible assets within the Group. All these transactions have been eliminated in the presentation of consolidated statement of comprehensive loss.
(2)	Net loss includes costs occurred to other entities within the Group for technology consulting service fees and group management fees in the amount of RMB16,308, RMB6,178 and RMB41,290 for the years ended December 31, 2021, 2022 and 2023, respectively, all of which have been eliminated in the presentation of consolidated statement of comprehensive loss.